Consolidated balance sheets - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	€ 2,217	€ 2,452
Goodwill	9,271	10,383
Intangible assets excluding goodwill	2,569	2,982
Non-current receivables	210	208
Investments in associates	148	257
Other non-current financial assets	704	631
Deferred tax assets	1,773	1,916
Other non-current assets	119	127
Total non-current assets	17,012	18,955
Current assets
Inventories	2,870	3,198
Other current assets	529	588
Current derivative financial assets	81	69
Income tax receivable	60	94
Current receivables	3,530	3,672
Assets classified as held for sale	67	0
Cash and cash equivalents	2,794	2,401
Total current assets	9,932	10,022
Total assets	26,944	28,976
Equity
Shareholders’ equity	10,957	12,006
Non-controlling interests	32	37
Group equity	10,990	12,043
Non-current liabilities
Long-term debt	6,934	7,113
Long-term provisions	915	996
Deferred tax liabilities	93	81
Non-current contract liabilities	458	431
Other non-current liabilities	47	167
Total non-current liabilities	8,446	8,787
Current liabilities
Short-term debt	1,151	526
Current derivative financial liabilities	34	59
Income tax liabilities	174	71
Accounts payable	1,927	1,830
Accrued liabilities	1,616	1,630
Current contract liabilities	1,490	1,699
Short-term provisions	712	1,977
Liabilities directly associated with assets held for sale	9	0
Other current liabilities	395	354
Total current liabilities	7,509	8,146
Total liabilities	15,954	16,933
Total liabilities and group equity	€ 26,944	€ 28,976